Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues
Expenses:
Research and development	18,864	781	32,773	3,390
General and administrative expenses	229,999	35,938	544,014	102,417
Total expenses	248,863	36,719	576,787	105,807
Loss from operations	(248,863)	(36,719)	(576,787)	(105,807)
Net loss before provision for income taxes	(248,863)	(36,719)	(576,787)	(105,807)
Provision for income taxes
Net loss	$ (248,863)	$ (36,719)	$ (576,787)	$ (105,807)
Net loss per common share:
Basic and diluted	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.00)
Weighted average common shares outstanding:
Basic and diluted	23,561,493	22,788,416	23,344,000	22,731,847